Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Senior	SFr 88,307	SFr 136,445
Subordinated	61,022	15,224
Newly issued subordinated notes	42,300
Non-recourse liabilities from consolidated VIEs	1,671	1,764
Long-term debt	151,000	153,433
of which reported at fair value	69,406	63,027
Structured notes
Long-term debt
Long-term debt	SFr 49,435	SFr 48,064